SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SHARE-BASED PAYMENT

NOTE 18: SHARE-BASED PAYMENT

a.	The expense recognized in the financial statements for services received is shown in the following table:

	Year ended December 31,
	2023	2022	2021
Equity-settled share-based payment plans to employees, directors and consultants.	$381	$1,475	$1,883

b.	The share-based payment transactions that the Company granted to its employees, directors and consultants are shown in the following table:

Range of exercise prices	Options outstanding as of December 31, 2023 (*)	Weighted Average remaining contractual Term	Weighted Average exercise price ($)	Options exercisable December 31, 2023
0.36 - 4.91	1,982,100	5.74	2.91	1,060,037
3.41 - 3.87	90,000	4.9	3.67	67,500

(*)	Options and restricted shares.

c.	The fair value of the Company’s options granted for the years ended December 31, 2023, 2022 and 2021 was estimated using the Binomial model with the following assumptions:

	Year ended December 31,
	2023	2022	2021
Expected volatility (%)	48.9 - 71.61	33.00 - 64.44	50.49 - 64.44
Risk-free interest rate (%)	3.39 - 4.58	0.06 - 2.90	0.06 - 1.59
Expected exercise factor	2.8	2.8	2.8

d.	Movement of options during the year:

	Year ended December 31,
	2023		2022
	Number of options	Weighted average exercise price (*)	Number of options	Weighted average exercise price (*)

Outstanding at January 1,	1,549,600	$4.6	1,552,383	$4.6
Granted	913,000	0.9	50,000	3.9
Expired	(90,200)	4.3	(16,000)	3.3
Forfeited	(300,300)	3.8	(36,783)	4.5

Outstanding at December 31,	2,072,100	$2.9	1,549,600	$4.6

Exercisable at December 31,	1,127,537	$4.6	1,367,033	$4.4

(*)	The exercise price of all options denominated in NIS and was translated to USD in the table above using the exchange rate as of December 31, 2023 and 2022, respectively.

The contractual life of the options is ten years from the grant date. The weighted average remaining contractual life for the options outstanding as of December 31, 2023 and 2022 was approximately three years and five years, respectively.

During 2021, the Company completed a repricing of outstanding options via an exchange offer pursuant to which the Company exchanged previously granted options with new options. For those that chose to participate in the exchange, the repricing resulted in an updated exercise price of $4.675 or NIS 15.26 per ordinary share, and is otherwise subject to the same expiration date, vesting schedule and other terms as previously existed prior to the exchange offer. Several employees chose not to participate in the exchange because their options were subject to a lower exercise price than that offered in the repricing. Accordingly, the exercise price range for options outstanding as of December 31, 2022 and 2023 was NIS 10.61-15.26.

e.	Movement of restricted shares during the year:

	2023	2022
	Number of Restricted shares	Number of Restricted shares
Outstanding at January 1,	769,040	539,530
Granted	—	498,400
Vested	(193,347)	(142,189)
Forfeited	(306,055)	(146,701)
Outstanding at December 31,	269,638	749,040